[redacted]

14008196

NYSE

Edwin Mecabe
Managing Director
Corporate Actions, Global Listings

New York Stock Exchange
20 Broad Street, 16th Floor
New York, NY 10005
T +1 212 656 5026
F +1 212 656 5893
ed.mecabe@nyse.com

Received
SEP 30 2014
Washington, DC 20549

September 8, 2014

001-36614

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

CERT NYS

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the American Depositary Shares (each represents One Ordinary Shares) of **Alibaba** Group Holding Limited, and Ordinary Shares, par value US$0.000025 per share of Alibaba Group Holding Limited (application for the Ordinary Shares is made for listing, not for trading, but only in connection with the registration of the American Depositary Shares) pursuant to the requirements of the Securities and Exchange Commission), under the Exchange Act of 1934.

Sincerely,